Consolidated Statements of Changes in Equity and Comprehensive Income (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2007	$ 274,091,620	$ 76,474	$ 209,906,488	$ 54,504,945	$ 6,685,113	$ 0	$ 2,918,600
Balance, shares at Dec. 31, 2007		76,473,759
Issuance of ordinary shares, net of issuance costs	97,398,482	6,000	97,392,482
Issuance of ordinary shares, net of issuance costs, shares		6,000,000
Repurchase of shares	(19,351,099)	(2,848)	(10,563,338)	(8,784,913)
Repurchase of shares, shares		(2,848,278)
Vesting of restricted shares	475,200	144	475,056
Vesting of restricted shares, shares		144,000
Net income	39,487,644			39,576,024			(88,380)	39,487,644
Dividends to non-controlling interest	(346,939)						(346,939)
Capital injection and non-controlling interest recognized in connection with business acquisition	1,173,582						1,173,582
Share-based compensation	4,601,498		4,601,498
Foreign currency translation adjustments	9,460,017				9,425,347		34,670	9,460,017
Balance at Dec. 31, 2008	406,990,005	79,770	301,812,186	85,296,056	16,110,460	0	3,691,533	48,947,661
Balance, shares at Dec. 31, 2008		79,769,481
Repurchase of shares	(1,874,085)	(277)	(1,048,703)	(825,105)
Repurchase of shares, shares		(277,174)
Vesting of restricted shares	434,730	144	434,586
Vesting of restricted shares, shares		144,000
Replacement of COHT share options	14,960,796		7,486,795				7,474,001
Net income	117,382,323			100,278,300			17,104,023	117,382,323
Capital injection and non-controlling interest recognized in connection with business acquisition	1,260,780						1,260,780
Acquisition of non-controlling interest	(37,249,329)		(17,446,572)		77,597		(19,880,354)
Recognition of change in E-House's economic interests in CRIC	796,703,118		352,415,498				444,287,620
Share-based compensation	11,920,554		10,185,511				1,735,043
Exercise of share options	2,754,106	509	2,753,597
Exercise of share options, shares		509,562
Foreign currency translation adjustments	36,707				156,237		(119,530)	36,707
Balance at Dec. 31, 2009	1,313,319,705	80,146	656,592,898	184,749,251	16,344,294	0	455,553,116	117,419,030
Balance, shares at Dec. 31, 2009		80,145,869
Vesting of restricted shares		305	(305)
Vesting of restricted shares, shares		305,465
Net income	48,675,814			36,154,393			12,521,421	48,675,814
Dividends	(20,081,057)			(20,081,057)
Dividends to non-controlling interest	(1,231,562)						(1,231,562)
Capital injection and non-controlling interest recognized in connection with business acquisition	5,763,694						5,763,694
Acquisition of non-controlling interest	(12,868,370)		(3,614,582)		58,475		(9,312,263)
Exercise of CRIC share options	1,455,639		(1,873,657)				3,329,296
Vesting of CRIC restricted shares	262,500		(121,968)				384,468
Share-based compensation	27,005,773		19,987,214				7,018,559
Exercise of share options	1,557,960	301	1,623,076			(65,417)
Exercise of share options, shares		301,192
Foreign currency translation adjustments	12,779,476				11,237,772		1,541,704	12,779,476
Distribution to E-house			28,708				(28,708)
Balance at Dec. 31, 2010	$ 1,376,639,572	$ 80,752	$ 672,621,384	$ 200,822,587	$ 27,640,541	$ (65,417)	$ 475,539,725	$ 61,455,290
Balance, shares at Dec. 31, 2010		80,752,526